Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	JOHNSON MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000892657
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 1, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEQIX
Johnson Growth Fund (Prospectus Summary) | Johnson Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGRWX
Johnson Disciplined Mid-Cap Fund (Prospectus Summary) | Johnson Disciplined Mid-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMIDX
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRLTX
Johnson International Fund (Prospectus Summary) | Johnson International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JINTX
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFINX
Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUNX
JIC Institutional Bond Fund I (Prospectus Summary) | JIC Institutional Bond Fund I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBDX
JIC Institutional Bond Fund II (Prospectus Summary) | JIC Institutional Bond Fund II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBEX
JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIBFX
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEHNX

Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund
The Johnson Equity Income Fund
Investment Objective:
Above average dividend income and long term capital growth.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson Equity Income Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Equity Income Fund
Management Fees		1.00%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		1.01%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Equity Income Fund	104	323	560	1,241

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.15% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
The Fund invests primarily in equity securities of larger-sized U.S. companies (those with a market capitalization above $15 billion) that its Adviser believes offer opportunities for above-average dividend income and capital growth. The Adviser seeks companies with high quality characteristics such as sustainable competitive positions that have high-quality earnings, financial strength, strong or improving balance sheets, free cash flow, and shareholder-oriented managements. The Adviser also considers current dividend yield and dividend growth, as well as its analysis of the share price of these companies using traditional valuation measures. The Fund may invest a portion of its assets in preferred stocks. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the Fund's total assets will be invested in income-producing equity securities. For purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

Principal Risks of Investing in the Fund:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Risks of Exchange Traded Funds (“ETF”) — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund's inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year since the Fund's inception.
Average Total Returns for the Equity Income Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 14.27% in the second quarter of 2009, and the lowest return was -19.97% in the fourth quarter of 2008.
Average Annual Total Returns: For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Johnson Equity Income Fund	Return Before Taxes	15.48%	2.66%	5.78%	Dec 30, 2005
Johnson Equity Income Fund After Taxes on Distributions	Return After Taxes on Distributions	14.40%	2.08%	5.13%	Dec 30, 2005
Johnson Equity Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.05%	1.99%	4.67%	Dec 30, 2005
Johnson Equity Income Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.11%	Dec 30, 2005

The S&P 500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Equity Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Above average dividend income and long term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.15%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of larger-sized U.S. companies (those with a market capitalization above $15 billion) that its Adviser believes offer opportunities for above-average dividend income and capital growth. The Adviser seeks companies with high quality characteristics such as sustainable competitive positions that have high-quality earnings, financial strength, strong or improving balance sheets, free cash flow, and shareholder-oriented managements. The Adviser also considers current dividend yield and dividend growth, as well as its analysis of the share price of these companies using traditional valuation measures. The Fund may invest a portion of its assets in preferred stocks. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the Fund's total assets will be invested in income-producing equity securities. For purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Risks of Exchange Traded Funds (“ETF”) — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund's inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Equity Income Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year since the Fund's inception.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 14.27% in the second quarter of 2009, and the lowest return was -19.97% in the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The S&P 500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2012
Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund | Johnson Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,241
Annual Return 2006	rr_AnnualReturn2006	17.65%
Annual Return 2007	rr_AnnualReturn2007	10.54%
Annual Return 2008	rr_AnnualReturn2008	(28.75%)
Annual Return 2009	rr_AnnualReturn2009	21.66%
Annual Return 2010	rr_AnnualReturn2010	11.05%
Annual Return 2011	rr_AnnualReturn2011	2.59%
Annual Return 2012	rr_AnnualReturn2012	15.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.97%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund | Johnson Equity Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Johnson Equity Income Fund (Prospectus Summary) | Johnson Equity Income Fund | Johnson Equity Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Johnson Growth Fund (Prospectus Summary) | Johnson Growth Fund
The Johnson Growth Fund
Investment Objective:
Long term capital growth.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson Growth Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Growth Fund
Management Fees		1.00%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		1.01%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Growth Fund	104	323	560	1,241

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.03% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
The Fund invests primarily in equity securities of larger-sized U.S. companies (those with a market capitalization above $15 billion) that its Adviser believes offer opportunities for capital appreciation growth. The adviser uses three primary criteria in selecting equity securities for the Fund: quality, growth and valuation. The Adviser looks for companies with quality characteristics such as strong management, healthy balance sheets and sustainable competitive advantages, as well as positive growth criteria such as increasing revenues, cash flow and earnings. The Adviser then analyzes the share price of these companies using traditional valuation measures. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

Principal Risks of Investing in the Fund:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Growth Risk — The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Average Total Returns for the Growth Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 14.09% in the third quarter of 2009, and the lowest return was -24.56% in the fourth quarter of 2008.
Average Annual Total Returns: For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Growth Fund	Return Before Taxes	13.33%	(0.78%)	5.35%
Johnson Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	13.22%	(0.18%)	4.68%
Johnson Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.81%	(0.08%)	4.35%
Johnson Growth Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.09%

The S&P 500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
Johnson Growth Fund (Prospectus Summary) | Johnson Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.03%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of larger-sized U.S. companies (those with a market capitalization above $15 billion) that its Adviser believes offer opportunities for capital appreciation growth. The adviser uses three primary criteria in selecting equity securities for the Fund: quality, growth and valuation. The Adviser looks for companies with quality characteristics such as strong management, healthy balance sheets and sustainable competitive advantages, as well as positive growth criteria such as increasing revenues, cash flow and earnings. The Adviser then analyzes the share price of these companies using traditional valuation measures. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Growth Risk — The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Growth Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 14.09% in the third quarter of 2009, and the lowest return was -24.56% in the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The S&P 500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2012
Johnson Growth Fund (Prospectus Summary) | Johnson Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
Johnson Growth Fund (Prospectus Summary) | Johnson Growth Fund | Johnson Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,241
Annual Return 2003	rr_AnnualReturn2003	22.21%
Annual Return 2004	rr_AnnualReturn2004	11.04%
Annual Return 2005	rr_AnnualReturn2005	3.78%
Annual Return 2006	rr_AnnualReturn2006	11.94%
Annual Return 2007	rr_AnnualReturn2007	11.11%
Annual Return 2008	rr_AnnualReturn2008	(35.41%)
Annual Return 2009	rr_AnnualReturn2009	24.52%
Annual Return 2010	rr_AnnualReturn2010	8.74%
Annual Return 2011	rr_AnnualReturn2011	(2.97%)
Annual Return 2012	rr_AnnualReturn2012	13.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.56%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
Johnson Growth Fund (Prospectus Summary) | Johnson Growth Fund | Johnson Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.68%
Johnson Growth Fund (Prospectus Summary) | Johnson Growth Fund | Johnson Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Johnson Disciplined Mid-Cap Fund (Prospectus Summary) | Johnson Disciplined Mid-Cap Fund
The Johnson Disciplined Mid-Cap Fund
Investment Objective:
Long term capital growth
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson Disciplined Mid-Cap Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Disciplined Mid-Cap Fund
Management Fees		1.00%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	none
Total Annual Fund Operating Expenses		1.00%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Disciplined Mid-Cap Fund	103	320	555	1,229

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.80% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
The Fund invests primarily in equity securities of medium-sized companies (those with a market capitalization between $1 billion and $15 billion) that its Adviser believes offer opportunities for capital growth. The Adviser primarily selects companies for the Fund’s portfolio using a disciplined, quantitative model developed by the Adviser that assigns a weighted average score based on company specific information that the adviser believes provides the best measure of historical and expected future growth, profit trends and traditional and relative value. The Fund may sell a security if its relative quantitative score declines, or if the Adviser determines that the quantitative assessment in no longer accurate due to special circumstances. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in equity securities of medium-sized companies. For purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded Funds (ETFs) that invest primarily in equity securities.

Principal Risks of Investing in the Fund:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Turnover Risk — The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment or quantitative model will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

¨	Possible dependence on a limited product line, limited financial resources or a limited management group.
¨	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
¨	Greater fluctuation in value than larger, more established company stocks.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Average Total Returns for the Disciplined Mid-Cap Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 37.54% in the second quarter of 2009, and the lowest return was -33.63% in the fourth quarter of 2008.
Average Annual Total Returns: For the Periods end December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Disciplined Mid-Cap Fund	Return Before Taxes	16.54%	1.42%	8.82%
Johnson Disciplined Mid-Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	16.26%	1.31%	8.09%
Johnson Disciplined Mid-Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.11%	1.19%	7.75%
Johnson Disciplined Mid-Cap Fund Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	10.65%

The Russell MidCap Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
Johnson Disciplined Mid-Cap Fund (Prospectus Summary) | Johnson Disciplined Mid-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Disciplined Mid-Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long term capital growth
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.80%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of medium-sized companies (those with a market capitalization between $1 billion and $15 billion) that its Adviser believes offer opportunities for capital growth. The Adviser primarily selects companies for the Fund’s portfolio using a disciplined, quantitative model developed by the Adviser that assigns a weighted average score based on company specific information that the adviser believes provides the best measure of historical and expected future growth, profit trends and traditional and relative value. The Fund may sell a security if its relative quantitative score declines, or if the Adviser determines that the quantitative assessment in no longer accurate due to special circumstances. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in equity securities of medium-sized companies. For purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded Funds (ETFs) that invest primarily in equity securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Turnover Risk — The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment or quantitative model will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

¨	Possible dependence on a limited product line, limited financial resources or a limited management group.
¨	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
¨	Greater fluctuation in value than larger, more established company stocks.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Disciplined Mid-Cap Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 37.54% in the second quarter of 2009, and the lowest return was -33.63% in the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The Russell MidCap Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods end December 31, 2012
Johnson Disciplined Mid-Cap Fund (Prospectus Summary) | Johnson Disciplined Mid-Cap Fund | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.65%
Johnson Disciplined Mid-Cap Fund (Prospectus Summary) | Johnson Disciplined Mid-Cap Fund | Johnson Disciplined Mid-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,229
Annual Return 2003	rr_AnnualReturn2003	34.78%
Annual Return 2004	rr_AnnualReturn2004	20.42%
Annual Return 2005	rr_AnnualReturn2005	11.90%
Annual Return 2006	rr_AnnualReturn2006	12.02%
Annual Return 2007	rr_AnnualReturn2007	6.62%
Annual Return 2008	rr_AnnualReturn2008	(49.07%)
Annual Return 2009	rr_AnnualReturn2009	56.39%
Annual Return 2010	rr_AnnualReturn2010	28.52%
Annual Return 2011	rr_AnnualReturn2011	(10.03%)
Annual Return 2012	rr_AnnualReturn2012	16.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.63%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.82%
Johnson Disciplined Mid-Cap Fund (Prospectus Summary) | Johnson Disciplined Mid-Cap Fund | Johnson Disciplined Mid-Cap Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.09%
Johnson Disciplined Mid-Cap Fund (Prospectus Summary) | Johnson Disciplined Mid-Cap Fund | Johnson Disciplined Mid-Cap Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.75%

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund
The Johnson Realty Fund
Investment Objective:
Above average dividend income and long term capital growth
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson Realty Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Realty Fund
Management Fees		1.00%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		1.01%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other Funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Realty Fund	104	323	560	1,241

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.78% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
The Fund invests primarily in equity securities of companies in the real estate industry, including but not limited to REITs (real estate investment trusts) and other real estate related equity securities. The Fund’s Adviser uses Fundamental “bottom-up” analysis to select securities, favoring companies that the Adviser believes offer better growth prospects at reasonable valuations. The Adviser examines Fundamental criteria such as income statements, balance sheets, and cash flow analysis to evaluate a company’s growth prospects. The Adviser enhances this approach by using “top-down” economic information to determine which property types or areas of the real estate industry will be emphasized. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the Fund’s total assets will be in the real estate industry.

Principal Risks of Investing in the Fund:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Real Estate Risk — The Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as:

¨	Decreases in real estate values
¨	Overbuilding
¨	Environmental liabilities
¨	Increases in operating costs, interest rates and/or property taxes.
¨	Some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.
¨	REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

¨	Possible dependence on a limited product line, limited financial resources or a limited management group.
¨	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
¨	Greater fluctuation in value than larger, more established company stocks.

Interest Rate Risk — The value of your investment may decrease when interest rates rise. Securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Average Total Returns for the Realty Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 32.59% in the third quarter of 2009, and the lowest return was -39.51% in the fourth quarter of 2008.
Average Annual Total Returns: For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Realty Fund	Return Before Taxes	15.28%	3.34%	9.87%
Johnson Realty Fund After Taxes on Distributions	Return After Taxes on Distributions	13.43%	2.21%	8.10%
Johnson Realty Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.50%	2.46%	8.11%
Johnson Realty Fund NAREIT Index	NAREIT Index (reflects no deduction for fees, expenses or taxes)	19.70%	5.74%	11.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Realty Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Above average dividend income and long term capital growth
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.78%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies in the real estate industry, including but not limited to REITs (real estate investment trusts) and other real estate related equity securities. The Fund’s Adviser uses Fundamental “bottom-up” analysis to select securities, favoring companies that the Adviser believes offer better growth prospects at reasonable valuations. The Adviser examines Fundamental criteria such as income statements, balance sheets, and cash flow analysis to evaluate a company’s growth prospects. The Adviser enhances this approach by using “top-down” economic information to determine which property types or areas of the real estate industry will be emphasized. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the Fund’s total assets will be in the real estate industry.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration
The Fund invests primarily in equity securities of companies in the real estate industry, including but not limited to REITs (real estate investment trusts) and other real estate related equity securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Real Estate Risk — The Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as:

¨	Decreases in real estate values
¨	Overbuilding
¨	Environmental liabilities
¨	Increases in operating costs, interest rates and/or property taxes.
¨	Some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.
¨	REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

¨	Possible dependence on a limited product line, limited financial resources or a limited management group.
¨	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.
¨	Greater fluctuation in value than larger, more established company stocks.

Interest Rate Risk — The value of your investment may decrease when interest rates rise. Securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Realty Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 32.59% in the third quarter of 2009, and the lowest return was -39.51% in the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2012
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | NAREIT Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NAREIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.78%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,241
Annual Return 2003	rr_AnnualReturn2003	34.23%
Annual Return 2004	rr_AnnualReturn2004	32.40%
Annual Return 2005	rr_AnnualReturn2005	10.95%
Annual Return 2006	rr_AnnualReturn2006	33.06%
Annual Return 2007	rr_AnnualReturn2007	(17.09%)
Annual Return 2008	rr_AnnualReturn2008	(38.47%)
Annual Return 2009	rr_AnnualReturn2009	22.34%
Annual Return 2010	rr_AnnualReturn2010	26.46%
Annual Return 2011	rr_AnnualReturn2011	8.25%
Annual Return 2012	rr_AnnualReturn2012	15.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.51%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.87%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.10%
Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund | Johnson Realty Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other Funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Johnson International Fund (Prospectus Summary) | Johnson International Fund
The Johnson International Fund
Investment Objective:
Long term capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson International Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson International Fund
Management Fees		1.00%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	none
Total Annual Fund Operating Expenses		1.00%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson International Fund	103	320	555	1,229

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.15% of the average value of its portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in equity securities of foreign companies that the adviser believes offer opportunities for capital growth. The Adviser seeks to find foreign companies offering a combination of strong growth, attractive valuation and improving profitability. The Adviser looks for companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages and positive growth criteria such as increasing revenues, cash flow and earnings. The Adviser expects to invest primarily in foreign companies whose equity securities are traded on U.S. stock exchanges or whose securities are available through the use of American Depositary Receipts (ADRs). The Fund may also invest in exchange-traded Funds (ETFs) that invest primarily in foreign equity securities. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected.

Principal Risks of Investing in the Fund:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

¨	Possible dependence on a limited product line, limited financial resources or a limited management group.

¨	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

¨	Greater fluctuation in value than larger, more established company stocks.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Foreign Investing Risk — There may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Emerging Market Country Risk — The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may be subject to greater social, economic and political uncertainty and instability.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Unsponsored ADR Risk — The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund’s returns for the Fund's first calendar year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows the Fund’s returns for the Fund's first calendar year.
Average Total Returns for the International fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 25.92% in the second quarter of 2009, and the lowest return was -14.48% in the second quarter of 2010.
Average Annual Total Returns: For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Johnson International Fund	Return Before Taxes	16.80%	12.67%	Dec 8, 2008
Johnson International Fund After Taxes on Distributions	Return After Taxes on Distributions	16.43%	12.25%	Dec 8, 2008
Johnson International Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.40%	10.96%	Dec 8, 2008
Johnson International Fund MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	11.47%	Dec 8, 2008

The MSCI EAFE Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
Johnson International Fund (Prospectus Summary) | Johnson International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson International Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.15%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of foreign companies that the adviser believes offer opportunities for capital growth. The Adviser seeks to find foreign companies offering a combination of strong growth, attractive valuation and improving profitability. The Adviser looks for companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages and positive growth criteria such as increasing revenues, cash flow and earnings. The Adviser expects to invest primarily in foreign companies whose equity securities are traded on U.S. stock exchanges or whose securities are available through the use of American Depositary Receipts (ADRs). The Fund may also invest in exchange-traded Funds (ETFs) that invest primarily in foreign equity securities. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

¨	Possible dependence on a limited product line, limited financial resources or a limited management group.

¨	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

¨	Greater fluctuation in value than larger, more established company stocks.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Foreign Investing Risk — There may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Emerging Market Country Risk — The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may be subject to greater social, economic and political uncertainty and instability.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Unsponsored ADR Risk — The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund’s returns for the Fund's first calendar year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the International fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows the Fund’s returns for the Fund's first calendar year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 25.92% in the second quarter of 2009, and the lowest return was -14.48% in the second quarter of 2010.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The MSCI EAFE Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2012
Johnson International Fund (Prospectus Summary) | Johnson International Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2008
Johnson International Fund (Prospectus Summary) | Johnson International Fund | Johnson International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,229
Annual Return 2009	rr_AnnualReturn2009	35.32%
Annual Return 2010	rr_AnnualReturn2010	12.00%
Annual Return 2011	rr_AnnualReturn2011	(14.61%)
Annual Return 2012	rr_AnnualReturn2012	16.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2008
Johnson International Fund (Prospectus Summary) | Johnson International Fund | Johnson International Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2008
Johnson International Fund (Prospectus Summary) | Johnson International Fund | Johnson International Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2008

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund
The Johnson Fixed Income Fund
Investment Objective:
A high level of income over the long term consistent with preservation of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson Fixed Income Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Fixed Income Fund
Management Fees		0.85%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	none
Total Annual Fund Operating Expenses		0.85%
[1]	Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other Funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Fixed Income Fund	87	272	473	1,052

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.11% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities.

Principal Risks of Investing in the Fund:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Average Total Returns for the Fixed Income Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 6.48% in the fourth quarter of 2008, and the lowest return was -1.94% in the fourth quarter of 2010.
Average Annual Total Returns: For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Fixed Income Fund	Return Before Taxes	4.37%	6.00%	4.78%
Johnson Fixed Income Fund After Taxes on Distributions	Return After Taxes on Distributions	3.17%	4.58%	3.53%
Johnson Fixed Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.12%	4.38%	3.44%
Johnson Fixed Income Fund Barclays Aggregate Index	Barclays Aggregate Index	4.21%	5.95%	5.18%

The Barclays Aggregate Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	A high level of income over the long term consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.11%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Fixed Income Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 6.48% in the fourth quarter of 2008, and the lowest return was -1.94% in the fourth quarter of 2010.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The Barclays Aggregate Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2012
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Barclays Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Johnson Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,052
Annual Return 2003	rr_AnnualReturn2003	3.44%
Annual Return 2004	rr_AnnualReturn2004	2.22%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	3.71%
Annual Return 2007	rr_AnnualReturn2007	6.40%
Annual Return 2008	rr_AnnualReturn2008	6.23%
Annual Return 2009	rr_AnnualReturn2009	6.27%
Annual Return 2010	rr_AnnualReturn2010	6.02%
Annual Return 2011	rr_AnnualReturn2011	7.12%
Annual Return 2012	rr_AnnualReturn2012	4.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.78%
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Johnson Fixed Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Johnson Fixed Income Fund (Prospectus Summary) | Johnson Fixed Income Fund | Johnson Fixed Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.44%

[1]	Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other Funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund
The Johnson Municipal Income Fund
Investment Objective:
A high level of federally tax-free income over the long term consistent with preservation of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson Municipal Income Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Municipal Income Fund
Management Fees		0.65%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		0.66%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other Funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Municipal Income Fund	68	212	369	825

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.79% of the average value of its portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in investment grade municipal securities, the income from which is exempt from regular federal income tax. The Adviser primarily invests in Ohio municipal securities that provide income that is exempt from both Ohio and regular federal income tax. The Fund may concentrate its investments in a particular segment of the bond market, such as education-related bonds.

The Adviser typically selects securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade municipal securities (or unrated municipal securities that the Adviser determines are of comparable quality) that provide income that is exempt from federal income tax and the alternative minimum tax.

Principal Risks of Investing in the Fund:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some government agencies) may not be able to make interest and principal payments when due.

Political Risk — Substantial changes in federal income tax laws could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

Geographic Risk — Because the Fund invests primarily in bonds from the State of Ohio, it is particularly sensitive to political and economic factors that negatively affect Ohio.

Segment Risk — Economic or political factors affecting one bond in a particular segment of the bond market may affect other bonds within the segment in the same manner.

Non-Diversification Risk — The Fund is non-diversified and may invest in securities of fewer issuers than a diversified Fund. This may cause greater fluctuation in the Fund’s value and may make the Fund more susceptible to the credit risk presented by any particular issuer.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Average Total Returns for the Municipal Income Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 3.94% in the fourth quarter of 2008, and the lowest return was -3.27% in the fourth quarter of 2010.
Average Annual Total Returns: For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Municipal Income Fund	Return Before Taxes	3.67%	4.74%	3.66%
Johnson Municipal Income Fund After Taxes on Distributions	Return After Taxes on Distributions	3.64%	4.74%	3.66%
Johnson Municipal Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.58%	4.49%	3.57%
Johnson Municipal Income Fund Barclays Capital 5 Year Obligation Municipal Bond Index	Barclays Capital 5 Year Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.36%	5.10%	4.21%

The Barclays Capital Five Year General Obligation Municipal Bond Index is the benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Municipal Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	A high level of federally tax-free income over the long term consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.79%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade municipal securities, the income from which is exempt from regular federal income tax. The Adviser primarily invests in Ohio municipal securities that provide income that is exempt from both Ohio and regular federal income tax. The Fund may concentrate its investments in a particular segment of the bond market, such as education-related bonds.

The Adviser typically selects securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade municipal securities (or unrated municipal securities that the Adviser determines are of comparable quality) that provide income that is exempt from federal income tax and the alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some government agencies) may not be able to make interest and principal payments when due.

Political Risk — Substantial changes in federal income tax laws could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

Geographic Risk — Because the Fund invests primarily in bonds from the State of Ohio, it is particularly sensitive to political and economic factors that negatively affect Ohio.

Segment Risk — Economic or political factors affecting one bond in a particular segment of the bond market may affect other bonds within the segment in the same manner.

Non-Diversification Risk — The Fund is non-diversified and may invest in securities of fewer issuers than a diversified Fund. This may cause greater fluctuation in the Fund’s value and may make the Fund more susceptible to the credit risk presented by any particular issuer.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
The Fund is non-diversified and may invest in securities of fewer issuers than a diversified Fund. This may cause greater fluctuation in the Fund’s value and may make the Fund more susceptible to the credit risk presented by any particular issuer.

Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Total Returns for the Municipal Income Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 3.94% in the fourth quarter of 2008, and the lowest return was -3.27% in the fourth quarter of 2010.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The Barclays Capital Five Year General Obligation Municipal Bond Index is the benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2012
Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund | Barclays Capital 5 Year Obligation Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 5 Year Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.21%
Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund | Johnson Municipal Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	825
Annual Return 2003	rr_AnnualReturn2003	2.67%
Annual Return 2004	rr_AnnualReturn2004	1.72%
Annual Return 2005	rr_AnnualReturn2005	1.33%
Annual Return 2006	rr_AnnualReturn2006	3.31%
Annual Return 2007	rr_AnnualReturn2007	3.95%
Annual Return 2008	rr_AnnualReturn2008	3.96%
Annual Return 2009	rr_AnnualReturn2009	6.61%
Annual Return 2010	rr_AnnualReturn2010	1.96%
Annual Return 2011	rr_AnnualReturn2011	7.62%
Annual Return 2012	rr_AnnualReturn2012	3.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund | Johnson Municipal Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund | Johnson Municipal Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other Funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

JIC Institutional Bond Fund I (Prospectus Summary) | JIC Institutional Bond Fund I
The JIC Institutional Bond Fund I
Investment Objective:
A high level of income over the long term consistent with preservation of capital.
Fees and Expenses:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JIC Institutional Bond Fund I
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Annual Fund Operating Expenses		JIC Institutional Bond Fund I
Management Fees		0.30%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		0.31%
Fee Waiver	[2]	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver		0.25%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
[2]	Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund I, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund I, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
JIC Institutional Bond Fund I	25	91	163	375

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.98% of the average value of its portfolio.

Primary Investment Strategies:
The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 1 to 3 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, collateralized mortgage obligations, and short term obligations. The Fund will maintain a dollar weighted average maturity between 1 and 3 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific maturity risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Average Annual Total Returns for the JIC Institutional Bond Fund I as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 4.69% in the fourth quarter of 2008, and the lowest return was -1.29% in the fourth quarter of 2010.
Average Annual Total Returns: For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
JIC Institutional Bond Fund I	Return Before Taxes	2.35%	3.90%	3.57%
JIC Institutional Bond Fund I After Taxes on Distributions	Return After Taxes on Distributions	1.57%	2.83%	2.51%
JIC Institutional Bond Fund I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.57%	2.75%	2.50%
JIC Institutional Bond Fund I Merrill Lynch 1-3 Year Government Corporate Index	Merrill Lynch 1 - 3 Year Government Corporate Index (no BBB) (reflects no deduction for fees, expenses or taxes)	1.19%	2.65%	2.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
JIC Institutional Bond Fund I (Prospectus Summary) | JIC Institutional Bond Fund I
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The JIC Institutional Bond Fund I
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	A high level of income over the long term consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.98%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Operating Expense, Closing	cik0000892657_ExpenseClosingTextBlock
Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund I, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 1 to 3 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, collateralized mortgage obligations, and short term obligations. The Fund will maintain a dollar weighted average maturity between 1 and 3 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific maturity risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns for the JIC Institutional Bond Fund I as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 4.69% in the fourth quarter of 2008, and the lowest return was -1.29% in the fourth quarter of 2010.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2012
JIC Institutional Bond Fund I (Prospectus Summary) | JIC Institutional Bond Fund I | Merrill Lynch 1-3 Year Government Corporate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 1 - 3 Year Government Corporate Index (no BBB) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
JIC Institutional Bond Fund I (Prospectus Summary) | JIC Institutional Bond Fund I | JIC Institutional Bond Fund I
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	91
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	375
Annual Return 2003	rr_AnnualReturn2003	2.66%
Annual Return 2004	rr_AnnualReturn2004	1.45%
Annual Return 2005	rr_AnnualReturn2005	1.87%
Annual Return 2006	rr_AnnualReturn2006	4.39%
Annual Return 2007	rr_AnnualReturn2007	5.96%
Annual Return 2008	rr_AnnualReturn2008	5.47%
Annual Return 2009	rr_AnnualReturn2009	5.89%
Annual Return 2010	rr_AnnualReturn2010	3.28%
Annual Return 2011	rr_AnnualReturn2011	2.56%
Annual Return 2012	rr_AnnualReturn2012	2.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%
JIC Institutional Bond Fund I (Prospectus Summary) | JIC Institutional Bond Fund I | JIC Institutional Bond Fund I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.51%
JIC Institutional Bond Fund I (Prospectus Summary) | JIC Institutional Bond Fund I | JIC Institutional Bond Fund I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.50%

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
[2]	Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund I, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

JIC Institutional Bond Fund II (Prospectus Summary) | JIC Institutional Bond Fund II
The JIC Institutional Bond Fund II
Investment Objective:
A high level of income over the long term consistent with preservation of capital.
Fees and Expenses:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JIC Institutional Bond Fund II
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Annual Fund Operating Expenses		JIC Institutional Bond Fund II
Management Fees		0.30%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	none
Total Annual Fund Operating Expenses		0.30%
Fee Waiver	[2]	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver		0.24%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
[2]	Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund II, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund II, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
JIC Institutional Bond Fund II	25	91	163	375

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.08% of the average value of its portfolio.

Primary Investment Strategies:
The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, and collateralized mortgage obligations. The Fund will maintain a dollar weighted average maturity between 3 and 5 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific maturity risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Average Annual Total Returns for the JIC Institutional Bond Fund II as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 7.93% in the fourth quarter of 2008, and the lowest return was -3.29 in the fourth quarter of 2010.
Average Annual Total Returns: For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
JIC Institutional Bond Fund II	Return After Taxes on Distributions	4.70%	5.96%	4.76%
JIC Institutional Bond Fund II After Taxes on Distributions	Return After Taxes on Distributions	3.48%	4.21%	3.36%
JIC Institutional Bond Fund II After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.09%	4.04%	3.33%
JIC Institutional Bond Fund II Merrill Lynch 3-5 Year Government Corporate Index	Merrill Lynch 3 - 5 Year Government Corporate Index (no BBB) (reflects no deduction for fees, expenses or taxes)	3.07%	4.92%	4.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
JIC Institutional Bond Fund II (Prospectus Summary) | JIC Institutional Bond Fund II
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The JIC Institutional Bond Fund II
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	A high level of income over the long term consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.08% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.08%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Operating Expense, Closing	cik0000892657_ExpenseClosingTextBlock
Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund II, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, and collateralized mortgage obligations. The Fund will maintain a dollar weighted average maturity between 3 and 5 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific maturity risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Returns for the JIC Institutional Bond Fund II as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 7.93% in the fourth quarter of 2008, and the lowest return was -3.29 in the fourth quarter of 2010.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns: For the Periods ended December 31, 2012
JIC Institutional Bond Fund II (Prospectus Summary) | JIC Institutional Bond Fund II | Merrill Lynch 3-5 Year Government Corporate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 3 - 5 Year Government Corporate Index (no BBB) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.38%
JIC Institutional Bond Fund II (Prospectus Summary) | JIC Institutional Bond Fund II | JIC Institutional Bond Fund II
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	91
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	375
Annual Return 2003	rr_AnnualReturn2003	3.08%
Annual Return 2004	rr_AnnualReturn2004	2.13%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	4.18%
Annual Return 2007	rr_AnnualReturn2007	6.87%
Annual Return 2008	rr_AnnualReturn2008	6.89%
Annual Return 2009	rr_AnnualReturn2009	6.43%
Annual Return 2010	rr_AnnualReturn2010	6.19%
Annual Return 2011	rr_AnnualReturn2011	5.66%
Annual Return 2012	rr_AnnualReturn2012	4.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
JIC Institutional Bond Fund II (Prospectus Summary) | JIC Institutional Bond Fund II | JIC Institutional Bond Fund II | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.36%
JIC Institutional Bond Fund II (Prospectus Summary) | JIC Institutional Bond Fund II | JIC Institutional Bond Fund II | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.33%

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
[2]	Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund II, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III
The JIC Institutional Bond Fund III
Investment Objective:
A high level of income over the long term consistent with preservation of capital.
Fees and Expenses:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	JIC Institutional Bond Fund III
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Annual Fund Operating Expenses		JIC Institutional Bond Fund III
Management Fees		0.30%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		0.31%
Fee Waiver	[2]	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver		0.25%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
[2]	Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund III, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
JIC Institutional Bond Fund III	25	91	163	375

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.08% of the average value of its portfolio.

Primary Investment Strategies:
The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visitingwww.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Average Annual Total Return for the JIC Institutional Bond Fund III as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 9.17 in the fourth quarter of 2008, and the lowest return was -4.18 in the fourth quarter of 2010.
Annual Total Return For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
JIC Institutional Bond Fund III	Return Before Taxes	5.05%	7.21%	5.58%
JIC Institutional Bond Fund III After Taxes on Distributions	Return After Taxes on Distributions	3.55%	5.41%	3.97%
JIC Institutional Bond Fund III After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.60%	5.21%	3.93%
JIC Institutional Bond Fund III Merrill Lynch 5-7 Year Government Corporate Index	Merrill Lynch 5 - 7 Year Government Corporate Index (no BBB) (reflects no deduction for fees, expenses or taxes)	4.93%	6.64%	5.95%
JIC Institutional Bond Fund III Barclays Aggregate Index	Barclays Aggregate Index	4.21%	5.95%	5.18%

The Barclays Aggregate Index is the primary benchmark, replacing the Merrill Lynch 5 – 7 Year Government Corporate Index (no BBB). The reason for the change is the advisor considers the Barclays Aggregate Index to better represent the management style of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The JIC Institutional Bond Fund III
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	A high level of income over the long term consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.08% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.08%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities. The Fund will normally invest at least 80% of its assets in bonds.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visitingwww.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Return for the JIC Institutional Bond Fund III as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 9.17 in the fourth quarter of 2008, and the lowest return was -4.18 in the fourth quarter of 2010.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

The Barclays Aggregate Index is the primary benchmark, replacing the Merrill Lynch 5 – 7 Year Government Corporate Index (no BBB). The reason for the change is the advisor considers the Barclays Aggregate Index to better represent the management style of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Annual Total Return For the Periods ended December 31, 2012
JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III | Merrill Lynch 5-7 Year Government Corporate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 5 - 7 Year Government Corporate Index (no BBB) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.95%
JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III | Barclays Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III | JIC Institutional Bond Fund III
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	91
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	375
Annual Return 2003	rr_AnnualReturn2003	3.67%
Annual Return 2004	rr_AnnualReturn2004	3.31%
Annual Return 2005	rr_AnnualReturn2005	1.65%
Annual Return 2006	rr_AnnualReturn2006	3.92%
Annual Return 2007	rr_AnnualReturn2007	7.42%
Annual Return 2008	rr_AnnualReturn2008	7.89%
Annual Return 2009	rr_AnnualReturn2009	7.07%
Annual Return 2010	rr_AnnualReturn2010	7.54%
Annual Return 2011	rr_AnnualReturn2011	8.51%
Annual Return 2012	rr_AnnualReturn2012	5.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.58%
JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III | JIC Institutional Bond Fund III | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.97%
JIC Institutional Bond Fund III (Prospectus Summary) | JIC Institutional Bond Fund III | JIC Institutional Bond Fund III | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.93%

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
[2]	Effective May 1, 2013, the Adviser has contractually agreed to waive a portion of its management fees for the JIC Institutional Bond Fund III, at least through April 30, 2014, so that the Management Fee is 0.241% for the period. The Adviser may not unilaterally change the contract until May 1, 2014.

Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund
The Johnson Enhanced Return Fund
Investment Objective:
Outperform the Fund’s benchmark, the S&P 500 Composite Stock Price Index, over a full market cycle.
Fees and Expenses:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Johnson Enhanced Return Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Annual Fund Operating Expenses		Johnson Enhanced Return Fund
Management Fees		0.35%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		0.36%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Enhanced Return Fund	36	113	197	444

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.63% of the average value of its portfolio.

Primary Investment Strategies:

The Fund will usually invest:

¨	a portion of its assets in stock index futures contracts that the Fund’s Adviser believes will produce the returns of the large capitalization U.S. equity market, and
¨	the balance of its assets in primarily short-term investment grade fixed income securities, which the Adviser believes will produce income and enhance the Fund’s returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return on the Fund’s total assets that approximates the return of an underlying stock index. This effect is referred to as “leverage.” The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The stock index futures are used only for replication of returns, not speculation. The Fund also may invest in options on stock index futures. The short-term fixed income securities will be dollar-denominated investment-grade bonds or, if unrated, bonds determined by the Adviser to be of comparable quality.

The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund’s total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the Adviser’s valuation target or if the Adviser believes the issuer’s fundamentals have changed.

Principal Risks:

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.

Derivatives Risk — Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative's original cost.

Leveraging Risk — Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

Correlation Risk — Due to derivative contract size limitations, the Fund's assets may be slightly under-invested or slightly over-invested compared to the underlying index, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund's returns from the futures contracts may not mirror the underlying index.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Although the Fund's bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Average Annual Total Return for the Johnson Enhanced Return Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 17.80% in the second quarter of 2009,and the lowest return was -20.95 in the fourth quarter of 2008.
Annual Total Return For the Periods ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Johnson Enhanced Return Fund	Return Before Taxes	18.43%	3.52%	5.46%	Dec 30, 2005
Johnson Enhanced Return Fund After Taxes on Distributions	Return After Taxes on Distributions	17.55%	2.54%	4.11%	Dec 30, 2005
Johnson Enhanced Return Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.16%	2.39%	4.01%	Dec 30, 2005
Johnson Enhanced Return Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.11%	Dec 30, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2013
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Johnson Enhanced Return Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Outperform the Fund’s benchmark, the S&P 500 Composite Stock Price Index, over a full market cycle.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.63%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will usually invest:

¨	a portion of its assets in stock index futures contracts that the Fund’s Adviser believes will produce the returns of the large capitalization U.S. equity market, and
¨	the balance of its assets in primarily short-term investment grade fixed income securities, which the Adviser believes will produce income and enhance the Fund’s returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return on the Fund’s total assets that approximates the return of an underlying stock index. This effect is referred to as “leverage.” The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The stock index futures are used only for replication of returns, not speculation. The Fund also may invest in options on stock index futures. The short-term fixed income securities will be dollar-denominated investment-grade bonds or, if unrated, bonds determined by the Adviser to be of comparable quality.

The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund’s total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the Adviser’s valuation target or if the Adviser believes the issuer’s fundamentals have changed.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.

Derivatives Risk — Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative's original cost.

Leveraging Risk — Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

Correlation Risk — Due to derivative contract size limitations, the Fund's assets may be slightly under-invested or slightly over-invested compared to the underlying index, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund's returns from the futures contracts may not mirror the underlying index.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in price more than other maturities. Although the Fund's bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns may vary and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Average Annual Total Return for the Johnson Enhanced Return Fund as of December 31 of each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest return for a calendar quarter was 17.80% in the second quarter of 2009,and the lowest return was -20.95 in the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Annual Total Return For the Periods ended December 31, 2012
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses (Acquired Fund Fees and Expenses)	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	444
Annual Return 2006	rr_AnnualReturn2006	15.59%
Annual Return 2007	rr_AnnualReturn2007	5.66%
Annual Return 2008	rr_AnnualReturn2008	(37.58%)
Annual Return 2009	rr_AnnualReturn2009	32.65%
Annual Return 2010	rr_AnnualReturn2010	17.56%
Annual Return 2011	rr_AnnualReturn2011	3.16%
Annual Return 2012	rr_AnnualReturn2012	18.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005

[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.